Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,200,207	$ 736,610
Less accumulated depreciation, depletion and amortization	221,498	148,486
Property, plant and equipment, net	978,709	588,124
Machinery, Equipment and Automotive [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 540,315	311,920
Machinery, Equipment and Automotive [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	3 years
Machinery, Equipment and Automotive [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	30 years
Proved Natural Gas Properties [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 76,277	72,529
Buildings and Improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 40,372	34,022
Buildings and Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	10 years
Buildings and Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	30 years
Furniture, Fixtures and Store Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 2,409	2,294
Furniture, Fixtures and Store Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	3 years
Furniture, Fixtures and Store Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	10 years
Assets Under Capital Leases [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	3 years
Property, plant and equipment, gross	$ 425	240
Land Improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 7,183	6,875
Land Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	10 years
Land Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Useful lives in years	40 years
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 506,205	291,034
Capital Spare Parts [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	18,047	8,722
Land [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 8,974	$ 8,974